RELATED PARTY TRANSACTIONS (Details)					1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 28, 2018 USD ($) $ / shares shares	Feb. 12, 2018 USD ($) $ / shares shares	Feb. 12, 2018 USD ($) $ / shares shares	Sep. 25, 2017 USD ($) $ / shares shares	Apr. 30, 2020 USD ($)	Feb. 28, 2018 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	May 29, 2020 $ / shares	Jan. 02, 2020 USD ($) $ / shares
Common Stock, Par or Stated Value Per Share | $ / shares							$ 0.001		$ 0.001	$ 0.001
Term of the warrants							7 years		7 years	7 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 5.07		$ 5.20
Debt Instrument, Face Amount									$ 95,000,000
Subsequent Event
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares											$ 0
Mudrick Capital Acquisition Corporation [Member]
Sale of Stock, Price Per Share | $ / shares	$ 10.10	$ 10.10	$ 10.10			$ 10.10
Threshold trading days within any consecutive trading period, the price of common stock equals or exceeds specified price							20 days		20 days
Consecutive trading period to determine threshold trading days, the price of common stock equals or exceeds specified price							30 days		30 days
Shares Issued, Price Per Share | $ / shares	10.10					10.10
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 11.50					$ 11.50	$ 1.00		$ 1.00
Threshold Period After Business Combination, For Not To Assign, Transfer Or Sell Warrants							30 days		30 days
Proceeds from Related Party Debt							$ 600,000	$ 0
Debt Instrument, Convertible, Number of Equity Instruments									1,500,000
Debt Instrument, Convertible, Conversion Price | $ / shares									$ 1.00			$ 1.00
Operating Leases, Rent Expense							10,000		$ 10,000
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party							30,000	$ 30,000	120,000	$ 110,000
Promissory note - related party							$ 600,000		$ 0
Mudrick Capital Acquisition Corporation [Member] | Subsequent Event
Proceeds from Related Party Debt					$ 100,000
Mudrick Capital Acquisition Corporation [Member] | Unsecured Debt [Member]
Debt Instrument, Face Amount												$ 1,500,000
Mudrick Capital Acquisition Corporation [Member] | Private Placement [Member]
Stock Issued During Period, Value, New Issues	$ 8,240,000
Mudrick Capital Acquisition Corporation [Member] | Warrant [Member]
Warrant Expiry Period							5 years		5 years
Threshold Period After Business Combination, For Not To Assign, Transfer Or Sell Warrants							30 days		30 days
Mudrick Capital Acquisition Corporation [Member] | Warrant [Member] | Private Placement [Member]
Stock Issued During Period, Shares, New Issues | shares	240,000	7,500,000	7,500,000			240,000
Stock Issued During Period, Value, New Issues	$ 240,000	$ 7,500,000	$ 7,500,000			$ 240,000
Term of the warrants	5 years					5 years
Shares Issued, Price Per Share | $ / shares	$ 1.00	$ 1.00	$ 1.00			$ 1.00
Length of no sale period									30 days
Mudrick Capital Acquisition Corporation [Member] | Accounts Payable and Accrued Liabilities [Member]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party									$ 10,000	$ 0
Mudrick Capital Acquisition Corporation [Member] | Sponsor [Member]
Stock Issued During Period, Shares, New Issues | shares				5,750,000
Sale of Stock, Price Per Share | $ / shares									$ 12.00
Proceeds from Related Party Debt				$ 300,000
Debt Instrument, Convertible, Number of Equity Instruments							1,500,000
Debt Instrument, Convertible, Conversion Price | $ / shares							$ 1.00					$ 1.00
Debt Instrument, Face Amount												$ 1,500,000
Promissory note - related party							$ 600,000
Mudrick Capital Acquisition Corporation [Member] | Sponsor [Member] | Subsequent Event
Proceeds from Related Party Debt					$ 100,000
Mudrick Capital Acquisition Corporation [Member] | Sponsor [Member] | Unsecured Debt [Member]
Debt Instrument, Face Amount												$ 1,500,000
Mudrick Capital Acquisition Corporation [Member] | Sponsor [Member] | Warrant [Member] | Private Placement [Member]
Stock Issued During Period, Shares, New Issues | shares	200,000	6,500,000	6,500,000			200,000
Mudrick Capital Acquisition Corporation [Member] | Cantor Fitzgerald Co. [Member] | Warrant [Member] | Private Placement [Member]
Stock Issued During Period, Shares, New Issues | shares	40,000	1,000,000	1,000,000			40,000
Term of the warrants	5 years					5 years
Warrant Expiry Period							5 years
Mudrick Capital Acquisition Corporation [Member] | Class A common stock
Common Stock, Par or Stated Value Per Share | $ / shares							$ 0.0001		0.0001	$ 0.0001
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 11.50					$ 11.50
Mudrick Capital Acquisition Corporation [Member] | Class A common stock | Sponsor [Member]
Sale of Stock, Price Per Share | $ / shares				$ 12.00
Threshold trading days within any consecutive trading period, the price of common stock equals or exceeds specified price				20 days
Consecutive trading period to determine threshold trading days, the price of common stock equals or exceeds specified price				30 days
Period commencing after the business combination in which 20 trading days within 30 trading days, the price of common stock equals or exceeds specified price				150 days
Threshold Period After Business Combination, For Not To Assign, Transfer Or Sell Warrants				1 year
Mudrick Capital Acquisition Corporation [Member] | Common Class B [Member]
Common Stock, Par or Stated Value Per Share | $ / shares							$ 0.0001		$ 0.0001	$ 0.0001
Mudrick Capital Acquisition Corporation [Member] | Common Class B [Member] | Sponsor [Member]
Stock Issued During Period, Shares, New Issues | shares				5,750,000
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.0001
Stock Issued During Period, Value, New Issues				$ 25,000
Common Stock, Number of Shares Forfeited | shares	550,000